GENERAL (Discontinued Operations) (Details) - Video Activity [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liabilities:
Other accounts payable and accrued expenses	$ 2,061	$ 2,061
Total liabilities	$ 2,061	$ 2,061